Financial Instruments - Additional Information - Other Financial Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Leases	$ 331	$ 342	$ 381
Cash flows from used in securitization program	(18)	79	$ 25
Other Financial Obligations [member]
Disclosure of detailed information about financial instruments [line items]
Recourse of accounts receivable	$ 678	$ 678